Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between total compensation actually paid to Robert J. Willett, our President and Chief Executive Officer, and our named executive officers (as calculated in accordance with Item 402(v) of Regulation
S-K)
and certain financial performance measures.

Year	Summary compensation table total for CEO (1)	Compensation actually paid to CEO (1)(2)(3)	Average summary compensation table total for non-CEO named executive officers (NEOs) (4)	Average compensation actually paid for non-CEO NEOs (3)(4)(5)	Value of initial fixed $100 investment based on:
					Total shareholder return (TSR) (6)	Peer group TSR (6)	Net Income	Operating Margin (7)
2023	$6,959,914	$3,092,562	$2,377,635	$1,313,623	$79.95	$129.10	$113,234,000	15.6%
2022	$7,257,424	$(3,658,243)	$2,596,662	$(2,512,158)	$89.67	$100.58	$215,525,000	24.4%
2021	$10,534,520	$9,476,831	$1,019,293	$1,022,790	$147.25	$165.34	$279,881,000	30.4%
2020	$3,507,561	$10,822,671	$3,217,496	$6,041,660	$151.56	$139.59	$176,186,000	21.0%

(1)	Our CEO in all of 2020, 2021, 2022 and 2023 was Robert J. Willett.
(2)	Mr. Willett’s compensation “actually paid” as presented above is calculated by deducting and adding the following amounts, in each case in accordance with Item 402(v)(2)(C) of Regulation S-K:

CEO Compensation “Actually Paid”	2023	2022	2021	2020
Summary Compensation Table total for the covered fiscal year	$6,959,914	$7,257,424	$10,534,520	$3,507,561
Less, Grant date fair value of awards reported in the Summary Compensation Table for the covered fiscal year	$6,198,638	$6,200,799	$6,187,056	$3,322,440
Plus, Year-end fair value of awards granted for the covered fiscal year that were outstanding and unvested as of the end of the covered fiscal year	$4,188,941	$3,294,711	$4,781,517	$7,043,400
Plus, Change in fair value of awards granted in prior years that were outstanding and unvested as of the end of the covered fiscal year (from prior fiscal year-end to covered fiscal year-end)	$(2,154,769)	$(6,805,316)	$(363,960)	$4,023,900
Plus, Change in fair value of awards granted in prior years that vested in the covered fiscal year (from prior fiscal year-end to vesting date)	$297,114	$(1,204,263)	$711,810	$(429,750)

Total Adjustments	$(3,867,352)	$(10,915,667)	$(1,057,689)	$7,315,110

(3)
In 2020, 2021, 2022 and 2023, neither our CEO nor any
non-CEO
NEO had any awards that vested in the same year that they were granted, any awards granted in prior years that failed to meet the applicable vesting conditions, or any dividends or other earnings paid on equity awards in the covered fiscal year prior to vesting that are not reflected in total compensation for the applicable year, and therefore, no adjustments for those items were included in calculating compensation “actually paid.” Further, in 2020, 2021, 2022 and 2023, neither our CEO nor any non-CEO
NEO received any benefit under any defined benefit and actuarial plans and therefore, no adjustments for those items were included in calculating compensation “actually paid.”

(4)	Our non-CEO NEOs for each of the fiscal years presented above were:

•	2023: Paul D. Todgham, Carl W. Gerst III, Sheila M. DiPalma and Joerg Kuechen
•	2022: Paul D. Todgham, Carl W. Gerst III, Sheila M. DiPalma and Joerg Kuechen

•	2021: Robert J. Shillman, Paul D. Todgham, Carl W. Gerst III and Sheila M. DiPalma

•	2020: Robert J. Shillman, Paul D. Todgham, Carl W. Gerst III, Sheila M. DiPalma and Laura A. MacDonald

(5)	Average non-CEO NEO compensation “actually paid” as presented above is calculated by deducting and adding the following amounts, in each case in accordance with Item 402(v)(2)(C) of Regulation S-K:

Average Non-CEO Compensation “Actually Paid”	2023	2022	2021	2020
Summary Compensation Table total for the covered fiscal year	$2,377,635	$2,596,662	$1,019,293	$3,217,496
Less, Grant date fair value of awards reported in the Summary Compensation Table for the covered fiscal year	$2,003,523	$2,158,091	$373,852	$2,682,912
Plus, Year-end fair value of awards granted for the covered fiscal year that were outstanding and unvested as of the end of the covered fiscal year	$1,564,037	$1,382,138	$297,237	$4,517,875
Plus, Change in fair value of awards granted in prior years that were outstanding and unvested as of the end of the covered fiscal year (from prior fiscal year-end to covered fiscal year-end)	$(662,444)	$(3,519,480)	$(183,252)	$1,098,685
Plus, Change in fair value of awards granted in prior years that vested in the covered fiscal year (from prior fiscal year-end to vesting date)	$37,918	$(813,386)	$263,363	$(109,485)

Total Adjustments	$(1,064,012)	$(5,108,820)	$3,497	$2,824,163

(6)
Total shareholder return (“TSR”) of Cognex and the peer group are calculated by assuming that an investment of $100 was made in each of our common stock and in the Nasdaq Lab Apparatus & Analytical, Optical, Measuring & Controlling Instrument (SIC 3820-3829 US Companies) Index (“Peer Index”) starting from the market close on December 31, 2019, which is the last trading day before our fiscal year 2020, through and including the end of each fiscal year shown. Total shareholder return includes reinvestment of dividends into shares of common stock of the applicable company. Data for the Peer Index was provided to Cognex by Research Data Group, Inc.

(7)
Operating margin is defined as our operating income as a percentage of revenue. While we consider numerous financial and non-financial
performance measures for the purpose of evaluating and determining executive compensation, we consider operating margin, which is a primary factor used to determine annual cash incentive compensation for our NEOs, to be the most important performance measure used to link compensation “actually paid” to the NEOs to company performance.

Company Selected Measure Name	Operating margin
Named Executive Officers, Footnote
(4)	Our non-CEO NEOs for each of the fiscal years presented above were:

•	2023: Paul D. Todgham, Carl W. Gerst III, Sheila M. DiPalma and Joerg Kuechen
•	2022: Paul D. Todgham, Carl W. Gerst III, Sheila M. DiPalma and Joerg Kuechen

•	2021: Robert J. Shillman, Paul D. Todgham, Carl W. Gerst III and Sheila M. DiPalma

•	2020: Robert J. Shillman, Paul D. Todgham, Carl W. Gerst III, Sheila M. DiPalma and Laura A. MacDonald

Peer Group Issuers, Footnote
(6)
Total shareholder return (“TSR”) of Cognex and the peer group are calculated by assuming that an investment of $100 was made in each of our common stock and in the Nasdaq Lab Apparatus & Analytical, Optical, Measuring & Controlling Instrument (SIC 3820-3829 US Companies) Index (“Peer Index”) starting from the market close on December 31, 2019, which is the last trading day before our fiscal year 2020, through and including the end of each fiscal year shown. Total shareholder return includes reinvestment of dividends into shares of common stock of the applicable company. Data for the Peer Index was provided to Cognex by Research Data Group, Inc.

PEO Total Compensation Amount	$ 6,959,914	$ 7,257,424	$ 10,534,520	$ 3,507,561
PEO Actually Paid Compensation Amount	$ 3,092,562	(3,658,243)	9,476,831	10,822,671
Adjustment To PEO Compensation, Footnote
(2)	Mr. Willett’s compensation “actually paid” as presented above is calculated by deducting and adding the following amounts, in each case in accordance with Item 402(v)(2)(C) of Regulation S-K:

CEO Compensation “Actually Paid”	2023	2022	2021	2020
Summary Compensation Table total for the covered fiscal year	$6,959,914	$7,257,424	$10,534,520	$3,507,561
Less, Grant date fair value of awards reported in the Summary Compensation Table for the covered fiscal year	$6,198,638	$6,200,799	$6,187,056	$3,322,440
Plus, Year-end fair value of awards granted for the covered fiscal year that were outstanding and unvested as of the end of the covered fiscal year	$4,188,941	$3,294,711	$4,781,517	$7,043,400
Plus, Change in fair value of awards granted in prior years that were outstanding and unvested as of the end of the covered fiscal year (from prior fiscal year-end to covered fiscal year-end)	$(2,154,769)	$(6,805,316)	$(363,960)	$4,023,900
Plus, Change in fair value of awards granted in prior years that vested in the covered fiscal year (from prior fiscal year-end to vesting date)	$297,114	$(1,204,263)	$711,810	$(429,750)

Total Adjustments	$(3,867,352)	$(10,915,667)	$(1,057,689)	$7,315,110

Non-PEO NEO Average Total Compensation Amount	$ 2,377,635	2,596,662	1,019,293	3,217,496
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,313,623	(2,512,158)	1,022,790	6,041,660
Adjustment to Non-PEO NEO Compensation Footnote
(5)	Average non-CEO NEO compensation “actually paid” as presented above is calculated by deducting and adding the following amounts, in each case in accordance with Item 402(v)(2)(C) of Regulation S-K:

Average Non-CEO Compensation “Actually Paid”	2023	2022	2021	2020
Summary Compensation Table total for the covered fiscal year	$2,377,635	$2,596,662	$1,019,293	$3,217,496
Less, Grant date fair value of awards reported in the Summary Compensation Table for the covered fiscal year	$2,003,523	$2,158,091	$373,852	$2,682,912
Plus, Year-end fair value of awards granted for the covered fiscal year that were outstanding and unvested as of the end of the covered fiscal year	$1,564,037	$1,382,138	$297,237	$4,517,875
Plus, Change in fair value of awards granted in prior years that were outstanding and unvested as of the end of the covered fiscal year (from prior fiscal year-end to covered fiscal year-end)	$(662,444)	$(3,519,480)	$(183,252)	$1,098,685
Plus, Change in fair value of awards granted in prior years that vested in the covered fiscal year (from prior fiscal year-end to vesting date)	$37,918	$(813,386)	$263,363	$(109,485)

Total Adjustments	$(1,064,012)	$(5,108,820)	$3,497	$2,824,163

Compensation Actually Paid vs. Total Shareholder Return	The following chart shows the relationship between the compensation “actually paid” (“CAP”) to our CEO, CAP to our non-CEO NEOs, Cognex’s TSR, and the Peer Index TSR.
Compensation Actually Paid vs. Net Income	The following chart shows the relationship between CAP to our CEO, CAP to our non-CEO NEOs, and Cognex’s net income.
Compensation Actually Paid vs. Company Selected Measure	The following chart shows the relationship between CAP to our CEO, CAP to our non-CEO NEOs, and Cognex’s operating margin.
Total Shareholder Return Vs Peer Group	The following chart shows the relationship between the compensation “actually paid” (“CAP”) to our CEO, CAP to our non-CEO NEOs, Cognex’s TSR, and the Peer Index TSR.
Tabular List, Table
Tabular List of Most Important Financial Performance Measures
For Mr. Willett, the financial performance measures that the company has determined are most important to link his compensation actually paid to the company’s performance are:

•	revenue;

•	operating income;

•	operating margin; and

•	relative TSR.
For our
non-CEO
NEOs, the financial performance measures that the company has determined are most important to link compensation actually paid to the company’s performance are:

•	revenue;

•	operating income; and

•	operating margin.

Total Shareholder Return Amount	$ 79.95	89.67	147.25	151.56
Peer Group Total Shareholder Return Amount	129.1	100.58	165.34	139.59
Net Income (Loss)	$ 113,234,000	$ 215,525,000	$ 279,881,000	$ 176,186,000
Company Selected Measure Amount	0.156	0.244	0.304	0.21
PEO Name	Robert J. Willett	Robert J. Willett	Robert J. Willett	Robert J. Willett
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,867,352)	$ (10,915,667)	$ (1,057,689)	$ 7,315,110
PEO | Grant date fair value of awards reported in the Summary Compensation Table for the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,198,638	6,200,799	6,187,056	3,322,440
PEO | Year end fair value of awards granted for the covered fiscal year that were outstanding and unvested as of the end of the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,188,941	3,294,711	4,781,517	7,043,400
PEO | Change in fair value of awards granted in prior years that were outstanding and unvested as of the end of the covered fiscal year (from prior fiscal yearend to covered fiscal yearend) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,154,769)	(6,805,316)	(363,960)	4,023,900
PEO | Change in fair value of awards granted in prior years that vested in the covered fiscal year (from prior fiscal yearend to vesting date) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 297,114	(1,204,263)	711,810	(429,750)
PEO | Mr. Willetts [Member] | Measure:: 1
Pay vs Performance Disclosure
Name	revenue
PEO | Mr. Willetts [Member] | Measure:: 2
Pay vs Performance Disclosure
Name	operating income
PEO | Mr. Willetts [Member] | Measure:: 3
Pay vs Performance Disclosure
Name	operating margin
PEO | Mr. Willetts [Member] | Measure:: 4
Pay vs Performance Disclosure
Name	relative TSR
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,064,012)	(5,108,820)	3,497	2,824,163
Non-PEO NEO | Measure:: 1
Pay vs Performance Disclosure
Name	revenue
Non-PEO NEO | Measure:: 2
Pay vs Performance Disclosure
Name	operating income
Non-PEO NEO | Measure:: 3
Pay vs Performance Disclosure
Name	operating margin
Non-PEO NEO | Grant date fair value of awards reported in the Summary Compensation Table for the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,003,523	2,158,091	373,852	2,682,912
Non-PEO NEO | Year end fair value of awards granted for the covered fiscal year that were outstanding and unvested as of the end of the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,564,037	1,382,138	297,237	4,517,875
Non-PEO NEO | Change in fair value of awards granted in prior years that were outstanding and unvested as of the end of the covered fiscal year (from prior fiscal yearend to covered fiscal yearend) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(662,444)	(3,519,480)	(183,252)	1,098,685
Non-PEO NEO | Change in fair value of awards granted in prior years that vested in the covered fiscal year (from prior fiscal yearend to vesting date) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 37,918	$ (813,386)	$ 263,363	$ (109,485)